Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Current assets	$ 87,044,703	$ 95,761,498
Non-current assets	210,175,398	213,292,652
Total assets	297,220,101	309,054,150
Liabilities:
Current liabilities	50,764,817	57,426,063
Non-current liabilities	146,798,370	155,343,687
Total liabilities	197,563,187	212,769,750
Sky
Assets:
Current assets	9,844,640	7,504,087
Non-current assets	19,753,797	21,459,228
Total assets	29,598,437	28,963,315
Liabilities:
Current liabilities	3,527,575	4,079,308
Non-current liabilities	10,092,917	10,686,582
Total liabilities	13,620,492	14,765,890
Net assets	15,977,945	14,197,425
Empresas Cablevision
Assets:
Current assets	4,198,306	3,592,938
Non-current assets	18,220,182	18,536,621
Total assets	22,418,488	22,129,559
Liabilities:
Current liabilities	4,502,789	5,123,098
Non-current liabilities	2,684,242	3,380,785
Total liabilities	7,187,031	8,503,883
Net assets	$ 15,231,457	$ 13,625,676